Intangible assets, net	12 Months Ended
Mar. 31, 2020
Intangible assets, net
Intangible assets, net
16.	Intangible assets, net

	As of March 31,
	2019	2020

	(in millions of RMB)
User base and customer relationships	47,913	50,016
Trade names, trademarks and domain names	22,592	26,151
Non-compete agreements	12,528	13,898
Developed technology and patents	9,510	10,051
Licensed copyrights (Note 2(y))	9,225	9,639
Others	1,358	384
	103,126	110,139
Less: accumulated amortization and impairment	(34,850)	(49,192)
Net book value	68,276	60,947

During the year ended March 31, 2020, the Company acquired intangible assets amounting to RMB5,626 million in connection with business combinations, which were measured at fair value upon acquisition and were primarily related to the acquisition of Kaola (Note 4(b)).

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2021	13,761
2022	9,990
2023	8,528
2024	7,815
2025	4,975
Thereafter	15,878
60,947